LICENSING AND COLLABORATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
LICENSING AND COLLABORATION ARRANGEMENTS
LICENSING AND COLLABORATION ARRANGEMENTS

13. LICENSING AND COLLABORATION ARRANGEMENTS

The following is a description of the Group’s significant licensing and collaboration agreements.

Licensing Agreements

Licensing Agreement with AffaMed

On October 14, 2025, in connection with the Series A Subscription Agreement, the Group through Visara, entered into an assignment and assumption agreement with AffaMed pursuant to which AffaMed assigned certain rights to develop, commercialize and otherwise exploit VIS-101 to Visara in countries worldwide except for Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea and India (the “ex-China Rights”) under the existing exclusive license agreement dated November 6, 2021 between AffaMed and AskGene. As consideration for the assignment, Visara paid $5.0 million in cash and issued 16,150,000 shares of its Series A preferred stock pursuant to the Series A Subscription Agreement to AffaMed. AffaMed is an affiliate of CBC Group, one of the Group’s principal shareholders. See Note 17 – Related Party Balances and Transactions for details regarding the Group’s related party relationship and transactions.

Licensing Agreement with AskGene and Everest

On October 15, 2025, the Group, through Visara, entered into an licensing agreement with AskGene for an exclusive royalty-bearing license to develop VIS-101 in Singapore, Thailand, Malaysia, Indonesia, Vietnam, the People’s Republic of China, Taiwan, Macau, Hong Kong, Korea, and India (the “Asian Territories”) for an upfront payment in the amount of $7.0 million and reimbursement of certain costs incurred in connection with AskGene’s ongoing Phase 2a study and long-term toxicology study of VIS-101 up to an aggregate amount of RMB 24 million. On October 28, 2025, Visara assigned its rights in the Asian Territories to Everest Medicines (Singapore) Pte. Ltd. (“Everest”) for an upfront payment in the amount $7.0 million and assumption of all payment obligations under the license agreement between Visara and AskGene. For the year ended December 31, 2025, there was no impact to the Group’s consolidated statements of comprehensive loss resulting from the aforementioned transactions because the assignment of the license to Everest was contemplated as part of the overall transaction structure at the time the October 15, 2025 AskGene exclusive license agreement was executed. Everest, an affiliate of CBC Group, and CBC Group are our principal shareholders. See Note 17 – Related Party Balances and Transactions for details regarding the Group’s related party relationship and transactions.

Collaboration Arrangements

Collaboration Agreement with ABL Bio

In July 2018, the Group entered into a collaboration agreement with ABL Bio, which has been subsequently amended, whereby both parties agreed to collaborate to develop two bispecific antibodies by using ABL Bio’s proprietary BsAb technology and commercialize them in their respective territories, which, collectively, include Greater China and South Korea, and other territories throughout the rest of the world if both parties agree to do so in such other territories during the performance of the agreement. This agreement may be terminated by either party for the other party’s uncured material breach or in the event that the other party challenges its patents. Also, if a party encounters insurmountable technical difficulties and risks, which cannot be resolved by such party within a certain period thereafter despite all reasonable efforts, such party will have the right to terminate this agreement and will no longer have the right to develop the licensed product. Following the divestiture of its Greater China assets and business operations and as of the date of this annual report, the Group's rights in the collaboration agreement are limited to a 50/50 split for worldwide rights excluding Greater China and South Korea. Under the Collaboration Agreement with ABL Bio, the Group recognized cost sharing reimbursements of $5.9 million during the year ended December 31, 2025 as a reduction in research and development expense. No cost sharing reimbursements were recognized during years ended December 31, 2024 and 2023.

Collaboration Agreements with Tracon Pharmaceuticals, Inc.

In November 2018, the Group entered into collaboration agreements with Tracon Pharmaceuticals, Inc. (“Tracon”) whereby the Group and Tracon agreed to (i) co-develop the Group’s proprietary CD73 antibody, TJD5, and (ii) collaborate to co-develop up to five bispecific antibodies. Both agreements may be terminated by either party for the other party’s uncured material breach, bankruptcy or insolvency or for other reasons. In April 2020, Tracon issued a notice of disputes with respect to these agreements. In February 2021, the Group sent Tracon a notice to terminate the agreement the Group entered into with Tracon to co-develop TJD5, which would result in a prespecified termination fee of $9.0 million owing to Tracon. The disputes were presented to a binding arbitration proceeding under the Rules of Arbitration of the International Chamber of Commerce before an arbitration tribunal. On April 25, 2023, the arbitration award determined that the agreement in relation to TJD5 has been terminated for a pre-agreed termination fee of $9.0 million plus interest payable pursuant to the original agreement, and, therefore Tracon has no rights to share any future economics with the Group. In July 2023, the pre-agreed termination fee in relation to TJD5 and an agreed-upon portion of Tracon’s legal fees and costs to Tracon were paid by NovaBridge. The financial impacts of the transaction were allocated to discontinued operations for the periods presented.

Clinical Trial Collaboration and Supply Agreement with Bristol Myers Squibb

In June 2024, the Group entered into a clinical trial collaboration and supply agreement with Bristol-Myers Squibb Company (“BMS”) to evaluate the Group’s novel bispecific antibody, givastomig, targeting Claudin18.2 x 4-1BB in clinical trials, in combination with BMS’s anti-PD-1 monoclonal antibody product known as OPDIVO® (nivolumab). Under the terms of the agreement, the Group will be responsible for sponsoring and conducting, at its own cost, a multi-national Phase 1 trial of givastomig in combination with nivolumab. BMS will manufacture and supply a sufficient amount of nivolumab to the Group solely for the conduct of the combination therapy at no charge to the Group. BMS grants to the Group a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to use nivolumab in research and development solely to the extent necessary to conduct the combination therapy, seek regulatory approval for, and upon such regulatory approval, market and promote givastomig for use in the combination therapy with nivolumab. The Group grants to BMS a non-exclusive, non-transferable, fully-paid-up, royalty-free license worldwide, except for certain specified territory, to seek regulatory approval for, and upon such regulatory approval, market and promote nivolumab in the combination therapy with givastomig.

Global Strategic Partnership with AbbVie

On September 3, 2020, the Group, through TJBio Shanghai and I-Mab Biopharma U.S. Limited, entered into a license and collaboration agreement with AbbVie Ireland Unlimited Company (“AbbVie”) for the development and commercialization of lemzoparlimab (also known as TJC4), an innovative anti-CD47 monoclonal antibody internally discovered and developed by the Group for the treatment of multiple cancers. Prior to the divestiture of the Greater China assets and business operations, TJBio Shanghai was a wholly-owned subsidiary of the Group. The collaborative agreement became effective December 10, 2020, on which date the Group was entitled to a non-refundable upfront payment of $180.0 million and received milestone payment of $20.0 million from AbbVie. The Group was eligible to receive from AbbVie additional development, regulatory and commercial milestone payments, as well as tiered royalties on global net sales outside of Mainland China, Macau, and Hong Kong.

The Group identified three performance obligations: (1) grant of lemzoparlimab license upon the effective date, (2) delivering the Study I initial development services, and (3) delivering the Study II initial development services.

In August 2022, the Group and AbbVie entered into an amendment to the original license and collaboration agreement dated September 3, 2020 and amended certain economics of the original agreement. Under the amendment, the Group would be eligible to receive from AbbVie up to $1.295 billion in development, regulatory, and sales milestone payments, plus tiered royalties on global net sales outside of Greater China for certain new anti-CD47 antibodies currently in development, or the original milestone payments plus tiered royalties for the already licensed CD47 compounds.

As a result of the amendment, the Group reassessed the transaction price under the amended agreement and excluded certain variable considerations that were no longer probable of being received. The original consideration of $200.0 million was re-allocated to the three performance obligations based on the relative stand-alone selling price at the amendment date. The allocated price for the grant of the lemzoparlimab license, Study I, and Study II was $183.0 million, $8.8 million, and $8.2 million, respectively. As of the amendment date, based on the updated transaction price and the progress of each performance obligation, the Group recorded in continuing operations a cumulative catch-up adjustment which resulted in a reduction of revenue of $5.8 million, offsetting this amount, revenue of $1.5 million was recorded for the ongoing Study I and Study II initial development services for the year ended December 31, 2022.

On September 21, 2023, the Group received a notice from AbbVie to terminate the license and collaboration agreement. The termination of the license and collaboration agreement in its entirety by AbbVie was based on the previous program discontinuation and AbbVie’s strategic decision. The termination took effect on November 20, 2023. As a result, contract liabilities of $0.6 million related to Study I and Study II were recognized as licensing and collaboration revenue for the year ended December 31, 2023.

The Company did not recognize any licensing and collaboration revenue during the years ended December 31, 2025 and 2024.